As filed with the Securities and Exchange Commission August 29, 2011

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number  811 - 08270

RAINIER INVESTMENT MANAGEMENT MUTUAL FUNDS

601 UNION STREET, SUITE 2801
SEATTLE, WA 98101

MELODIE B. ZAKALUK
RAINIER INVESTMENT MANAGEMENT, INC.
601 UNION STREET, SUITE 2801
SEATTLE, WA 98101

(800) 248-6314

Date of fiscal year end: March 31

Date of reporting period:  June 30, 2011

Item 1. Schedule of Investments.

Rainier Balanced Portfolio
Schedule of Investments
June 30, 2011 (Unaudited)

COMMON STOCKS (60.4%)	Shares	Value
Consumer Discretionary (7.8%)
Abercrombie & Fitch Co.	5,150	$344,638
Amazon.com, Inc. *	2,310	472,372
CBS Corp.	14,930	425,356
Ford Motor Co. *	31,360	432,455
Kohls Corp.	4,080	204,041
Limited Brands, Inc.	10,010	384,884
Marriott International, Inc. Cl. A	17,070	605,814
McDonalds Corp.	3,780	318,730
Nike, Inc. - Cl. B	5,575	501,639
Polo Ralph Lauren Corp.	2,940	389,873
The Walt Disney Co.	16,440	641,817
Tiffany & Co.	5,690	446,779
TRW Automotive Holdings Corp. *	5,170	305,185
Total Consumer Discretionary		5,473,583

Consumer Staples (3.8%)
Anheuser-Busch InBev NV ^	5,180	300,492
Coca-Cola Enterprises, Inc.	15,680	457,542
Costco Wholesale Corp.	4,440	360,706
Hansen Natural Corp. *	4,760	385,322
The Coca-Cola Co.	11,200	753,648
Walgreen Co.	10,700	454,322
Total Consumer Staples		2,712,032

Energy (8.0%)
Baker Hughes, Inc.	11,690	848,227
Chevron Corp.	16,105	1,656,238
Ensco plc ^ - ADR	7,950	423,735
Halliburton Co.	13,950	711,450
Pioneer Natural Resources Co.	6,580	589,371
Schlumberger Ltd. ^	9,150	790,560
SM Energy Co.	8,230	604,740
Total Energy		5,624,321

Financials (7.7%)
American Express Co.	15,380	795,146
Ameriprise Financial, Inc.	14,290	824,247
CB Richard Ellis Group, Inc. *	21,930	550,662
Franklin Resources, Inc.	4,990	655,137
Host Hotels & Resorts, Inc.	24,810	420,530
IntercontinentalExchange Inc. *	3,250	405,308
JPMorgan Chase & Co.	25,665	1,050,725
MetLife, Inc.	10,330	453,177
The Charles Schwab Corp.	15,900	261,555
Total Financials		5,416,487

Rainier Balanced Portfolio
Schedule of Investments
June 30, 2011 (Unaudited)

COMMON STOCKS (60.4%)	Shares	Value
Health Care (7.9%)
Agilent Technologies, Inc. *	13,410	$685,385
Allergan, Inc.	7,445	619,796
Biogen Idec, Inc. *	3,320	354,974
Celgene Corp. *	4,320	260,583
CIGNA Corp.	12,530	644,418
Express Scripts, Inc. *	9,270	500,395
HCA Holdings, Inc. *	8,320	274,560
Intuitive Surgical, Inc. *	1,090	405,600
McKesson Corp.	6,020	503,573
Merck & Co., Inc.	6,580	232,208
Perrigo Co.	4,870	427,927
Shire PLC - ADR ^	4,080	384,377
WellPoint, Inc.	3,150	248,125
Total Health Care		5,541,921

Industrials (7.9%)
CSX Corp.	43,840	1,149,485
Cummins, Inc.	3,400	351,866
Deere & Co.	5,450	449,353
Eaton Corp.	4,280	220,206
Expeditors International of Washington, Inc.	9,490	485,793
Goodrich Corp.	5,000	477,500
Manpower, Inc.	6,420	344,433
PACCAR, Inc.	7,960	406,676
Precision Castparts Corp.	4,335	713,757
Rockwell Automation, Inc.	7,970	691,477
WABCO Holdings, Inc. *	3,730	257,594
Total Industrials		5,548,140

Information Technology (12.1%)
Accenture PLC ^	2,130	128,694
Apple, Inc. *	5,200	1,745,484
Autodesk, Inc. *	11,830	456,638
Avago Technologies Ltd.	12,200	463,600
Broadcom Corp. Cl. A	10,360	348,510
Check Point Software Technologies Ltd. *^	7,575	430,638
Corning, Inc.	20,830	378,065
EMC Corp. *	26,345	725,805
Google, Inc. Cl. A *	420	212,680
Intuit, Inc. *	7,380	382,727
Juniper Networks, Inc. *	11,580	364,770
Mastercard, Inc. Cl. A	2,250	678,015
Oracle Corp.	25,565	841,344
QUALCOMM, Inc.	7,570	429,900
Rovi Corp. *	2,980	170,933
Trimble Navigation Ltd *	6,925	274,507
Visa, Inc.	5,438	458,206
Total Information Technology		8,490,516

Rainier Balanced Portfolio
Schedule of Investments
June 30, 2011 (Unaudited)

COMMON STOCKS (60.4%)	Shares	Value
Materials (3.4%)
Albemarle Corp.	7,280	$503,776
Allegheny Technologies, Inc.	4,700	298,309
E.I. du Pont de Nemours & Co.	12,100	654,005
International Flavors & Fragrances, Inc.	4,810	308,994
Potash Corp. of Saskatchewan, Inc. ^	6,920	394,371
Yamana Gold, Inc. ^	18,450	214,574
Total Materials		2,374,029

Telecommunication Services (0.9%)
American Tower Corp. Cl. A *	12,405	649,154
Total Telecommunication Services		649,154

Utilities (0.9%)
The AES Corp. *	48,600	619,161
Total Utilities		619,161

TOTAL COMMON STOCKS
(Cost $32,713,075)		$42,449,344

DEBT SECURITIES (37.8%)	Principal Amount	Value
CORPORATE BONDS (28.9%)
Finance (19.6%)
ACE INA Holdings, Inc.
5.600%, 05/15/2015	$515,000	$573,115
2.600%, 11/23/2015	85,000	85,448
Allstate Life Global Funding Trust
5.375%, 04/30/2013	300,000	323,452
American Express Co.
7.000%, 03/19/2018	290,000	341,750
Bank of America Corp.
5.650%, 05/01/2018	450,000	475,120
Bear Stearns & Cos., Inc.
5.700%, 11/15/2014	420,000	464,235
5.550%, 01/22/2017	425,000	465,372
BlackRock, Inc.
5.000%, 12/10/2019	125,000	133,100
Caterpillar Financial Services Corp.
6.125%, 02/17/2014	315,000	354,257
1.650%, 04/01/2014	200,000	202,495
Citigroup, Inc.
5.000%, 09/15/2014	560,000	587,289
4.750%, 05/19/2015	325,000	344,012
Comerica, Inc.
3.000%, 09/16/2015	200,000	201,789
Credit Suisse First Boston ^
5.000%, 05/15/2013	150,000	160,184
5.400%, 01/14/2020	200,000	202,819

Rainier Balanced Portfolio
Schedule of Investments
June 30, 2011 (Unaudited)

DEBT SECURITIES (37.8%)	Principal Amount	Value
Finance (19.6%) Cont.
General Electric Capital Corp.
5.900%, 05/13/2014	$575,000	$639,197
5.625%, 09/15/2017	445,000	491,938
Hartford Financial Services Group, Inc.
5.250%, 10/15/2011	475,000	480,787
HSBC Financial Corp.
6.375%, 10/15/2011	500,000	507,957
Lloyds TSB Bank PLC ^
4.875%, 01/21/2016	150,000	153,571
MetLife, Inc.
6.750%, 06/01/2016	325,000	378,687
Morgan Stanley
4.750%, 04/01/2014	905,000	943,964
ORIX Corp. ^
4.710%, 04/27/2015	165,000	170,849
Prudential Financial, Inc.
5.150%, 01/15/2013	425,000	448,633
Royal Bank of Canada ^
2.875%, 04/19/2016	750,000	767,984
State Street Corp.
2.875%, 03/07/2016	495,000	502,709
The Charles Schwab Corp.
4.950%, 06/01/2014	275,000	301,723
The Goldman Sachs Group, Inc.
5.950%, 01/18/2018	460,000	496,495
The Travelers Cos., Inc.
5.900%, 06/02/2019	375,000	417,146
Toyota Motor Credit Corp.
3.200%, 06/17/2015	160,000	166,444
2.800%, 01/11/2016	350,000	358,642
Wachovia Corp.
5.500%, 05/01/2013	375,000	403,433
4.875%, 02/15/2014	155,000	164,984
5.250%, 08/01/2014	210,000	225,252
Wells Fargo Co.
3.750%, 10/01/2014	250,000	263,678
3.625%, 04/15/2015	155,000	162,180
Western Union Co.
5.400%, 11/17/2011	250,000	254,531
5.930%, 10/01/2016	90,000	101,882
Total Finance		13,717,103

Industrials (8.8%)
Alltel Corp.
7.000%, 07/01/2012	250,000	265,272
Amgen, Inc.
4.500%, 03/15/2020	60,000	61,990
Analog Devices, Inc.
5.000%, 07/01/2014	670,000	738,476

Rainier Balanced Portfolio
Schedule of Investments
June 30, 2011 (Unaudited)

DEBT SECURITIES (37.8%)	Principal Amount	Value
Industrials (8.8%) Cont.
ArcelorMittal SA Luxembourg ^
5.375%, 06/01/2013	$130,000	$138,476
Archer-Daniels-Midland Co.
4.700%, 03/01/2021	120,000	125,709
Bemis Co., Inc.
6.800%, 08/01/2019	125,000	144,242
BHP Billiton Financial USA Ltd. ^
5.125%, 03/29/2012	275,000	284,864
Burlington Northern Santa Fe LLC
4.100%, 06/01/2021	190,000	188,874
Cisco Systems, Inc.
4.450%, 01/15/2020	430,000	448,182
Corn Products International, Inc.
3.200%, 11/01/2015	120,000	122,511
Hewlett-Packard Co.
0.435%, 09/13/2012	415,000	415,507
Nokia Corp. ^
5.375%, 05/15/2019	220,000	211,693
Novartis Capital Corp.
4.125%, 02/10/2014	300,000	323,507
PepsiCo, Inc.
0.347%, 05/10/2013	420,000	420,862
Petrobras International Finance Co. ^
5.375%, 01/27/2021	195,000	201,203
Sanofi-Aventis SA ^
2.625%, 03/29/2016	150,000	152,901
Shell International Financial BV ^
4.375%, 03/25/2020	200,000	210,537
St. Jude Medical, Inc.
3.750%, 07/15/2014	125,000	133,086
4.875%, 07/15/2019	75,000	81,157
Statoil ASA ^
3.125%, 08/17/2017	430,000	434,365
Telefonica Emisiones SAU ^
5.462%, 02/16/2021	30,000	30,512
Teva Pharmaceuticals Finance II BV ^
3.000%, 06/15/2015	55,000	56,648
Total Capital SA ^
4.450%, 06/24/2020	195,000	203,904
United Parcel Service, Inc.
3.875%, 04/01/2014	175,000	188,704
UnitedHealth Group, Inc.
6.000%, 02/15/2018	150,000	170,317
WMC Financial USA Ltd. ^
5.125%, 05/15/2013	350,000	377,524
Zimmer Holdings, Inc.
4.625%, 11/30/2019	50,000	52,632
Total Industrials		6,183,655

Rainier Balanced Portfolio
Schedule of Investments
June 30, 2011 (Unaudited)

DEBT SECURITIES (37.8%)	Principal Amount	Value
Utilities (0.5%)
Qwest Corp.
7.625%, 06/15/2015	$205,000	$232,675
Virginia Electric & Power Co.
5.000%, 06/30/2019	125,000	135,846
Total Utilities		368,521

TOTAL CORPORATE BONDS
(Cost $19,464,434)		20,269,279

MORTGAGE PASS-THROUGH SECURITIES (0.7%)
Federal National Mortgage Association
Pool #725690, 6.000%, 08/01/2034	428,723	473,767
TOTAL MORTGAGE PASS-THROUGH SECURITIES
(Cost $429,078)		473,767

U.S. GOVERNMENT AGENCY (2.4%)
Federal Farm Credit Bank
1.850%, 05/16/2016	225,000	221,836
Federal Home Loan Bank
5.625%, 06/13/2016	825,000	917,572
Federal National Mortgage Association
5.240%, 08/07/2018	500,000	545,043
TOTAL U.S. GOVERNMENT AGENCY
(Cost $1,545,028)		1,684,451

U.S. TREASURY NOTES (5.8%)
1.375%, 03/15/2013	100,000	101,657
0.625%, 04/30/2013	650,000	652,435
0.750%, 12/15/2013	120,000	120,413
2.625%, 06/30/2014	400,000	421,531
2.375%, 08/31/2014	425,000	444,756
4.250%, 11/15/2014	250,000	276,934
2.500%, 04/30/2015	1,125,000	1,180,019
2.250%, 11/30/2017	810,000	807,785
2.625%, 11/15/2020	100,000	96,328
TOTAL U.S. TREASURY NOTES
(Cost $3,968,961)		4,101,858

TOTAL DEBT SECURITIES
(Cost $25,407,501)		$26,529,355

SHORT-TERM INVESTMENTS (0.7%)	Principal Amount	Value
MONEY MARKET MUTUAL FUNDS (0.7%)
First American Prime Obligation Fund
0.000% **	$464,805	$464,805
TOTAL SHORT-TERM INVESTMENTS
(Cost $464,805)		$464,805

Rainier Balanced Portfolio
Schedule of Investments
June 30, 2011 (Unaudited)

TOTAL INVESTMENTS (98.9%)	$69,443,504
(Cost $58,585,381)
OTHER ASSETS IN EXCESS OF LIABILITIES (1.1%)	777,069
TOTAL NET ASSETS (100.0%)	$70,220,573

ADR - American Depository Receipt.

* Non-income producing security.

** Rate quoted is seven-day yield at period end.

^ U.S. Dollar denominated foreign security.

The cost basis of investment for federal income tax purposes at June 30, 2011, was as follows***:

Cost of investments	$58,585,381
Gross unrealized appreciation	11,456,943
Gross unrealized depreciation	(598,820)
Net unrealized appreciation	$10,858,123

*** Because tax adjustments are calculated annually, the above table does not reflects the tax adjustments.
For the previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section in the Fund's most recent semi-annual report or annual report.

Rainier High Yield Portfolio
Schedule of Investments
June 30, 2011 (Unaudited)

DEBT SECURITIES (95.2%)	Principal Amount	Value
CORPORATE BONDS (95.2%)
Automotive (11.9%)
American Axle & Manufacturing Holdings, Inc.
7.875%, 03/01/2017	$300,000	$301,500
Delphi Corp.
6.125%, 05/15/2021 **	250,000	248,125
Ford Motor Credit Co., LLC
6.625%, 08/15/2017	500,000	532,188
Goodyear Tire & Rubber Co.
10.500%, 05/15/2016	197,000	222,610
Lear Corp.
8.125%, 03/15/2020	500,000	541,250
Tenneco, Inc.
6.875%, 12/15/2020	100,000	102,250
Total Automotive		1,947,923

Basic Industry (7.5%)
Domtar Corp.
10.750%, 06/01/2017	300,000	391,875
Masco Corp.
5.850%, 03/15/2017	300,000	298,852
Mohawk Industries, Inc.
6.625%, 01/15/2016 *	300,000	327,750
Solutia, Inc.
8.750%, 11/01/2017	100,000	109,000
Steel Dynamics, Inc.
6.750%, 04/01/2015	100,000	102,500
Total Basic Industry		1,229,977

Capital Goods (11.4%)
BE Aerospace, Inc.
8.500%, 07/01/2018	195,000	213,281
Crown Americas LLC / Crown Americas Capital Corp. III
6.250%, 02/01/2021 **	250,000	253,750
Graham Packaging Co. LP / GPC Capital Corp. I
8.250%, 10/01/2018	200,000	223,500
Graphic Packaging Holding Company
9.500%, 08/15/2013	58,000	58,870
9.500%, 06/15/2017	100,000	110,000
Graphic Packaging International, Inc.
7.875%, 10/01/2018	100,000	106,500
Greif, Inc.
7.750%, 08/01/2019	300,000	325,500
Spirit Aerosystems, Inc.
6.750%, 12/15/2020	300,000	306,000
SPX Corp.
6.875%, 09/01/2017 **	250,000	268,750
Total Capital Goods		1,866,151

Rainier High Yield Portfolio
Schedule of Investments
June 30, 2011 (Unaudited)

DEBT SECURITIES (95.2%)	Principal Amount	Value
Consumer Cyclical (5.4%)
CKE Restaurants, Inc.
11.375%, 07/15/2018	$250,000	$274,375
Collective Brands, Inc.
8.250%, 08/01/2013	178,000	179,036
Giraffe Acquisition Corp.
9.125%, 12/01/2018 **	250,000	236,250
HSN, Inc.
11.250%, 08/01/2016	75,000	84,938
Levi Strauss & Co.
8.875%, 04/01/2016	100,000	104,250
Total Consumer Cyclical		878,849

Consumer Non-Cyclical (6.4%)
Constellation Brands, Inc.
7.250%, 05/15/2017	300,000	327,750
Jarden Corp.
7.500%, 01/15/2020	100,000	104,500
Revlon Consumer Products
9.750%, 11/15/2015	150,000	162,000
The Scotts Miracle-Gro Co.
6.625%, 12/15/2020 **	100,000	102,750
Tyson Foods, Inc.
10.500%, 03/01/2014	300,000	357,750
Total Consumer Non-Cyclical		1,054,750

Energy (10.5%)
Calumet Specialty Products Partners, LP
9.375%, 05/01/2019 **	100,000	103,500
El Paso Corp.
7.000%, 06/15/2017	300,000	340,912
Hornbeck Offshore Services, Inc.
8.000%, 09/01/2017	250,000	253,125
Pioneer Natural Resources Co.
6.875%, 05/01/2018	300,000	325,406
Sandridge Energy, Inc.
9.875%, 05/15/2016 **	155,000	170,888
Stone Energy Corp.
8.625%, 02/01/2017	200,000	207,000
Tesoro Corp.
6.500%, 06/01/2017	300,000	307,500
Total Energy		1,708,331

Financial Services (6.0%)
Aircastle Ltd. ^
9.750%, 08/01/2018	300,000	332,250
International Lease Finance Corp.
8.250%, 12/15/2020	150,000	162,375
International Lease Finance Corp.
6.250%, 05/15/2019	500,000	489,280
Total Financial Services		983,905

Rainier High Yield Portfolio
Schedule of Investments
June 30, 2011 (Unaudited)

DEBT SECURITIES (95.2%)	Principal Amount	Value
Health Care (3.9%)
HCA, Inc.
8.500%, 04/15/2019	$300,000	$333,000
Tenet Healthcare Corp.
8.000%, 08/01/2020	200,000	204,250
Vanguard Health Holding Co. II LLC
8.000%, 02/01/2018	100,000	103,750
Total Health Care		641,000

Media (0.7%)
Cablevision Systems Corp.
8.625%, 09/15/2017	100,000	108,875
Total Media		108,875

Services (10.2%)
Cinemark, Inc.
8.625%, 06/15/2019	100,000	110,000
Clean Harbors, Inc.
7.625%, 08/15/2016	90,000	95,850
Diversey, Inc.
8.250%, 11/15/2019	250,000	294,375
Scientific Games Corp.
8.125%, 09/15/2018	100,000	104,250
Starwood Hotels & Resorts Worldwide, Inc.
7.875%, 10/15/2014	300,000	344,250
The Hertz Corp.
6.750%, 04/15/2019 **	200,000	199,000
United Rentals North America, Inc.
9.250%, 12/15/2019	200,000	218,000
8.375%, 09/15/2020	300,000	305,250
Total Services		1,670,975

Technology & Electronics (3.4%)
Advanced Micro Devices, Inc.
7.750%, 08/01/2020	300,000	310,500
Amkor Technology, Inc.
6.625%, 06/01/2021 **	250,000	241,875
Total Technology & Electronics		552,375

Telecommunications (15.8%)
Clearwire Corp., LLC
12.000%, 12/01/2015 **	300,000	322,875
Frontier Communications Corp.
8.250%, 05/01/2014	300,000	331,125
GCI, Inc.
8.625%, 11/15/2019	100,000	110,000
GeoEye, Inc.
9.625%, 10/01/2015	250,000	283,750
Level 3 Communications, Inc.
11.875%, 02/01/2019 **	200,000	216,250

Rainier High Yield Portfolio
Schedule of Investments
June 30, 2011 (Unaudited)

DEBT SECURITIES (95.2%)	Principal Amount	Value
Telecommunications (15.8%) Cont.
MetroPCS Communications, Inc.
7.875%, 09/01/2018	$250,000	$265,938
Qwest Communications International, Inc.
7.125%, 04/01/2018	250,000	269,687
Sprint Capital Corp.
6.875%, 11/15/2028	550,000	523,874
Windstream Corp.
7.875%, 11/01/2017	250,000	266,563
Total Telecommunications		2,590,062

Utilities (2.1%)
The AES Corp.
9.750%, 04/15/2016	300,000	342,000
Total Utilities		342,000

TOTAL CORPORATE BONDS
(Cost $14,053,917)		15,575,173

TOTAL DEBT SECURITIES
(Cost $14,053,917)		$15,575,173

SHORT-TERM INVESTMENTS (3.2%)	Principal Amount	Value
MONEY MARKET MUTUAL FUNDS (3.2%)
First American Prime Obligations Fund
0.0000% ***	$516,239	$516,239
TOTAL SHORT-TERM INVESTMENTS
(Cost $516,239)		$516,239

TOTAL INVESTMENTS (98.4%)
(Cost $14,570,156)		$16,091,412

OTHER ASSETS IN EXCESS OF LIABILITIES (1.6%)		263,453
TOTAL NET ASSETS (100.0%)		$16,354,865

*The variable-rate securities are subject to a demand feature, which reduces the remaining maturity.

** Security exempt from registration under Regulation D of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified buyers. At June 30, 2011, the value of these securities totaled $2,364,013

*** Rated quoted is seven-day yield period end.

^ U.S. Dollar denominated foreign security.

The cost basis of investment for federal income tax purposes at June 30, 2011, was as follows****:

Cost of investments	$14,570,156
Gross unrealized appreciation	1,559,878
Gross unrealized depreciation	(38,622)
Net unrealized appreciation	$1,521,256

**** Because tax adjustments are calculated annually, the above table does not reflects the tax adjustments.
For the previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section in the Fund's most recent semi-annual report or annual report.

Rainier Intermediate Fixed Income Portfolio
Schedule of Investments
June 30, 2011 (Unaudited)

DEBT SECURITIES (97.1%)	Principal Amount	Value
ASSET-BACKED SECURITIES (0.3%)
Bank of America Credit Card Trust
Series 2007-8A, 5.590%, 11/15/2014	$300,000	$314,722
TOTAL ASSET-BACKED SECURITIES
(Cost $299,884)		$314,722

CORPORATE BONDS (72.4%)
Finance (50.7%)
ACE INA Holdings, Inc.
5.600%, 05/15/2015	1,985,000	2,208,995
2.600%, 11/23/2015	415,000	417,187
Allstate Life Global Funding Trust
5.375%, 04/30/2013	1,555,000	1,676,560
American Express Co.
7.000%, 03/19/2018	1,225,000	1,443,599
Bank of America Corp.
5.650%, 05/01/2018	1,845,000	1,947,992
Bear Stearns & Co., Inc.
5.700%, 11/15/2014	1,780,000	1,967,473
5.550%, 01/22/2017	1,720,000	1,883,388
BlackRock, Inc.
5.000%, 12/10/2019	490,000	521,754
Caterpillar Financial Services Corp.
6.125%, 02/17/2014	2,140,000	2,406,698
1.650%, 04/01/2014	830,000	840,355
Citigroup, Inc.
5.000%, 09/15/2014	2,380,000	2,495,980
4.750%, 05/19/2015	1,390,000	1,471,311
Comerica, Inc.
3.000%, 09/16/2015	910,000	918,140
Credit Suisse First Boston ^
5.000%, 05/15/2013	1,000,000	1,067,892
5.400%, 01/14/2020	820,000	831,558
General Electric Capital Corp.
5.900%, 05/13/2014	2,405,000	2,673,511
5.625%, 09/15/2017	1,680,000	1,857,203
Hartford Financial Services Group, Inc.
5.250%, 10/15/2011	1,855,000	1,877,599
HSBC Finance Corp.
6.375%, 10/15/2011	1,490,000	1,513,713
Lloyds TSB Bank PLC ^
4.875%, 01/21/2016	600,000	614,284
MetLife, Inc.
6.750%, 06/01/2016	1,330,000	1,549,704
Morgan Stanley
4.750%, 04/01/2014	3,935,000	4,104,418
ORIX Corp. ^
4.710%, 04/27/2015	680,000	704,105

Rainier Intermediate Fixed Income Portfolio
Schedule of Investments
June 30, 2011 (Unaudited)

CORPORATE BONDS (72.4%)	Principal Amount	Value
Finance (50.7%) Cont.
Prudential Financial, Inc.
5.150%, 01/15/2013	$2,220,000	$2,343,445
Royal Bank of Canada ^
2.875%, 04/19/2016	3,220,000	3,297,212
State Street Corp.
2.875%, 03/07/2016	2,030,000	2,061,613
The Charles Schwab Corp.
4.950%, 06/01/2014	1,525,000	1,673,192
The Goldman Sachs Group, Inc.
5.950%, 01/18/2018	1,995,000	2,153,277
The Travelers Cos., Inc.
5.900%, 06/02/2019	1,390,000	1,546,221
Toyota Motor Credit Corp.
3.200%, 06/17/2015	705,000	733,393
2.800%, 01/11/2016	1,430,000	1,465,310
Wachovia Corp.
5.500%, 05/01/2013	1,430,000	1,538,426
4.875%, 02/15/2014	850,000	904,750
5.250%, 08/01/2014	660,000	707,934
Wells Fargo & Co.
3.750%, 10/01/2014	1,180,000	1,244,560
3.625%, 04/15/2015	660,000	690,573
Western Union Co.
5.400%, 11/17/2011	1,025,000	1,043,575
5.930%, 10/01/2016	400,000	452,811
Total Finance		58,849,711

Industrials (20.9%)
Alltel Corp.
7.000%, 07/01/2012	530,000	562,376
Analog Devices, Inc.
5.000%, 07/01/2014	2,830,000	3,119,234
ArcelorMittal SA Luxembourg ^
5.375%, 06/01/2013	630,000	671,077
Archer-Daniels-Midland Co.
4.700%, 03/01/2021	505,000	529,026
Bemis Co., Inc.
6.800%, 08/01/2019	550,000	634,664
BHP Billiton Financial USA Ltd. ^
5.125%, 03/29/2012	500,000	517,935
Burlington Northern Santa Fe LLC
4.100%, 06/01/2021	800,000	795,258
Cisco System, Inc.
4.450%, 01/15/2020	1,045,000	1,089,186
Corn Products International, Inc.
3.200%, 11/01/2015	545,000	556,405
Hewlett-Packard Co.
0.435%, 09/13/2012	860,000	861,051
Nokia Corp. ^
5.375%, 05/15/2019	1,025,000	986,297

Rainier Intermediate Fixed Income Portfolio
Schedule of Investments
June 30, 2011 (Unaudited)

CORPORATE BONDS (72.4%)	Principal Amount	Value
Industrials (20.9%) Cont.
Novartis Capital Corp.
4.125%, 02/10/2014	$1,290,000	$1,391,081
PepsiCo, Inc.
0.347%, 05/10/2013	355,000	355,728
3.750%, 03/01/2014	635,000	678,050
Petrobras International Finance Co. ^
5.375%, 01/27/2021	785,000	809,970
Sanofi-Aventis SA ^
2.625%, 03/29/2016	620,000	631,990
Shell International Financial BV ^
4.375%, 03/25/2020	835,000	878,994
St. Jude Medical, Inc.
3.750%, 07/15/2014	340,000	361,994
Statoil ASA ^
3.125%, 08/17/2017	1,985,000	2,005,152
Telefonica Emisiones SAU ^
5.462%, 02/16/2021	120,000	122,048
Teva Pharmaceuticals Financial II BV ^
3.000%, 06/15/2015	230,000	236,891
The Home Depot, Inc.
5.250%, 12/16/2013	1,045,000	1,142,571
Thomson Reuters Corp. ^
6.500%, 07/15/2018	635,000	743,972
Time Warner Cable, Inc.
6.750%, 07/01/2018	500,000	580,670
Total Capital SA ^
4.450%, 06/24/2020	835,000	873,127
United Parcel Service, Inc.
4.500%, 01/15/2013	1,000,000	1,057,030
UnitedHealth Group, Inc.
6.000%, 02/15/2018	650,000	738,042
WMC Financial USA Ltd. ^
5.125%, 05/15/2013	1,285,000	1,386,052
Total Industrials		24,315,871

Utilities (0.8%)
Qwest Corp.
7.625%, 06/15/2015	835,000	947,725
Total Utilities		947,725

TOTAL CORPORATE BONDS
(Cost $80,413,692)		$84,113,307

Rainier Intermediate Fixed Income Portfolio
Schedule of Investments
June 30, 2011 (Unaudited)

MORTGAGE PASS-THROUGH SECURITIES (1.8%)	Principal Amount	Value
Federal Home Loan Mortgage Corp.
Pool #G0-2267, 6.500%, 08/01/2036	$154,338	$174,227
Federal National Mortgage Association
Pool #725690, 6.000%, 08/01/2034	446,366	493,263
Pool #255813, 5.000%, 08/01/2035	438,257	467,978
Pool #735897, 5.500%, 10/01/2035	272,995	296,891
Pool #256022, 5.500%, 12/01/2035	548,084	596,061
		1,854,193
TOTAL MORTGAGE PASS-THROUGH SECURITIES
(Cost $1,852,669)		$2,028,420

U.S. GOVERNMENT AGENCY (10.7%)
Federal Farm Credit Bank
1.850%, 05/16/2016	883,000	870,582

Federal Home Loan Bank
3.625%, 05/29/2013	385,000	408,036
5.500%, 08/13/2014	765,000	872,577
5.625%, 06/13/2016	1,550,000	1,723,924
		3,004,537
Federal Home Loan Mortgage Corp.
4.625%, 10/25/2012	350,000	369,779
4.500%, 07/15/2013	2,700,000	2,920,747
4.750%, 01/19/2016	500,000	563,934
5.250%, 04/18/2016	2,100,000	2,421,256
		6,275,716
Federal National Mortgage Association
4.375%, 03/15/2013	150,000	160,042
4.125%, 04/15/2014	340,000	370,510
4.375%, 10/15/2015	810,000	898,496
5.240%, 08/07/2018	805,000	877,518
		2,306,566
TOTAL U.S. GOVERNMENT AGENCY
(Cost $11,541,317)		$12,457,401

U.S. TREASURY NOTES (11.9%)
1.000%, 10/31/2011	495,000	496,586
0.750%, 05/31/2012	1,300,000	1,306,495
0.625%, 12/31/2012	500,000	502,129
1.375%, 03/15/2013	1,230,000	1,250,377
0.625%, 04/30/2013	1,000,000	1,003,746
3.500%, 05/31/2013	1,125,000	1,190,347
4.250%, 08/15/2013	1,335,000	1,441,174
4.750%, 05/15/2014	810,000	901,948
2.250%, 11/30/2017	2,670,000	2,662,700
2.625%, 11/15/2020	3,190,000	3,072,866
TOTAL U.S. TREASURY NOTES
(Cost $13,408,854)		13,828,368

TOTAL DEBT SECURITIES
(Cost $107,516,416)		$112,742,218

Rainier Intermediate Fixed Income Portfolio
Schedule of Investments
June 30, 2011 (Unaudited)

SHORT-TERM INVESTMENTS (2.0%)	Principal Amount	Value
MONEY MARKET MUTUAL FUNDS (2.0%)
First American Prime Obligations Fund
0.000% *	$2,358,456	$2,358,456
TOTAL SHORT-TERM INVESTMENTS
(Cost $2,358,456)		$2,358,456

TOTAL INVESTMENTS (99.1%)		$115,100,674
(Cost $109,874,872)
OTHER ASSETS IN EXCESS OF LIABILITIES (0.9%)		1,092,778
TOTAL NET ASSETS (100.0%)		$116,193,452

* Rate quoted is seven-day yield at period end.

^ U.S. Dollar denominated foreign security.

The cost basis of investment for federal income tax purposes at June 30, 2011, was as follows***:

Cost of investments		$109,874,872
Gross unrealized appreciation		5,321,827
Gross unrealized depreciation		(96,025)
Net unrealized appreciation		$5,225,802

*** Because tax adjustments are calculated annually, the above table does not reflects the tax adjustments.
For the previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section in the Fund's most recent semi-annual report or annual report.

Rainier Large Cap Equity Portfolio
Schedule of Investments
June 30, 2011 (Unaudited)

COMMON STOCKS (98.6%)	Shares	Value
Consumer Discretionary (12.7%)
Abercrombie & Fitch Co.	158,680	$10,618,866
Amazon.com, Inc. *	69,300	14,171,157
CBS Corp.	447,380	12,745,856
Ford Motor Co. *	939,770	12,959,428
Kohls Corp.	120,310	6,016,703
Limited Brands, Inc.	299,810	11,527,694
Marriott International, Inc. Cl. A	511,350	18,147,811
McDonald's Corp.	111,940	9,438,781
NIKE, Inc. - Cl. B	165,520	14,893,490
Polo Ralph Lauren Corp.	87,360	11,584,809
The Walt Disney Co.	492,630	19,232,276
Tiffany & Co.	167,530	13,154,456
TRW Automotive Holdings Corp. *	153,090	9,036,903
Total Consumer Discretionary		163,528,230

Consumer Staples (6.3%)
Anheuser-Busch InBev N.V. ^	152,910	8,870,309
Coca-Cola Enterprises, Inc.	460,200	13,428,636
Costco Wholesale Corp.	137,770	11,192,435
Hansen Natural Corp. *	142,680	11,549,946
The Coca-Cola Co.	335,690	22,588,580
Walgreen Co.	320,380	13,603,335
Total Consumer Staples		81,233,241

Energy (13.1%)
Baker Hughes, Inc.	347,500	25,214,600
Chevron Corp.	482,525	49,622,871
Ensco plc *	236,350	12,597,455
Halliburton Co.	418,070	21,321,570
Pioneer Natural Resources Co.	202,180	18,109,262
Schlumberger Ltd. ^	274,080	23,680,512
SM Energy Co.	244,660	17,977,617
Total Energy		168,523,887

Financials (12.6%)
American Express Co.	460,770	23,821,809
Ameriprise Financial, Inc.	439,060	25,324,981
CB Richard Ellis Group, Inc. *	652,460	16,383,271
Franklin Resources, Inc.	149,500	19,627,855
Host Hotels & Resorts, Inc.	714,150	12,104,842
IntercontinentalExchange, Inc. *	95,890	11,958,442
JPMorgan Chase & Co.	768,880	31,477,947
MetLife, Inc.	309,600	13,582,152
The Charles Schwab Corp.	476,390	7,836,615
Total Financials		162,117,914

Rainier Large Cap Equity Portfolio
Schedule of Investments
June 30, 2011 (Unaudited)

COMMON STOCKS (98.6%)	Shares	Value
Health Care (12.8%)
Agilent Technologies, Inc. *	395,570	$20,217,583
Allergan, Inc.	223,195	18,580,984
Biogen Idec, Inc. *	99,750	10,665,270
Celgene Corp. *	127,405	7,685,070
CIGNA Corp.	369,410	18,998,756
Express Scripts, Inc. *	275,680	14,881,206
HCA Holdings, Inc. *	248,390	8,196,870
Intuitive Surgical, Inc. *	32,230	11,993,105
McKesson Corp.	178,970	14,970,841
Merck & Co., Inc.	197,360	6,964,834
Perrigo Co.	143,740	12,630,434
Shire PLC - ADR ^	120,490	11,351,363
WellPoint, Inc.	94,490	7,442,977
Total Health Care		164,579,293

Industrials (12.9%)
CSX Corp.	1,304,750	34,210,545
Cummins, Inc.	101,660	10,520,793
Deere & Co.	174,040	14,349,598
Eaton Corp.	127,210	6,544,955
Expeditors International of Washington, Inc.	284,370	14,556,900
Goodrich Corp.	148,130	14,146,415
Manpower, Inc.	189,630	10,173,650
PACCAR, Inc.	238,440	12,181,900
Precision Castparts Corp.	129,825	21,375,686
Rockwell Automation, Inc.	234,910	20,380,792
WABCO Holdings, Inc. *	111,840	7,723,670
Total Industrials		166,164,904

Information Technology (19.8%)
Accenture PLC ^	63,250	3,821,565
Apple, Inc. *	155,670	52,253,749
Autodesk, Inc. *	354,350	13,677,910
Avago Technologies Ltd.	359,680	13,667,840
Broadcom Corp. Cl. A	310,405	10,442,024
Check Point Software Technologies Ltd. *^	225,275	12,806,884
Corning, Inc.	624,160	11,328,504
EMC Corp. *	789,520	21,751,276
Google Inc. Cl. A *	12,645	6,403,175
Intuit, Inc. *	221,210	11,471,950
Juniper Networks, Inc. *	347,100	10,933,650
Mastercard, Inc. Cl. A	67,500	20,340,450
Oracle Corp.	760,270	25,020,486
QUALCOMM, Inc.	225,030	12,779,454
Rovi Corp. *	88,470	5,074,639
Trimble Navigation Ltd *	207,610	8,229,660
Visa, Inc.	162,871	13,723,511
Total Information Technology		253,726,727

Rainier Large Cap Equity Portfolio
Schedule of Investments
June 30, 2011 (Unaudited)

COMMON STOCKS (98.6%)	Shares	Value
Materials (5.5%)
Albemarle Corp.	218,110	$15,093,212
Allegheny Technologies, Inc.	140,280	8,903,572
E.I. du Pont de Nemours & Co.	362,470	19,591,503
International Flavors & Fragrance, Inc.	144,230	9,265,335
Potash Corp. of Saskatchewan, Inc. ^	207,330	11,815,737
Yamana Gold, Inc. ^	548,530	6,379,404
Total Materials		71,048,763

Telecommunication Services (1.5%)
American Tower Corp. Cl. A *	376,010	19,676,603
Total Telecommunication Services		19,676,603

Utilities (1.4%)
The AES Corp. *	1,456,380	18,554,281
Total Utilities		18,554,281

TOTAL COMMON STOCKS
(Cost $959,701,579)		$1,269,153,843

SHORT-TERM INVESTMENTS (0.0%)	Principal Amount	Value
MONEY MARKET MUTUAL FUNDS (0.0%)
First American Prime Obligations Fund	$394,154	$394,154
0.000% **
TOTAL SHORT-TERM INVESTMENTS
(Cost $394,154)		$394,154

TOTAL INVESTMENTS (98.6%)
(Cost $960,095,733)		$1,269,547,997

OTHER ASSETS IN EXCESS OF LIABILITIES (1.4%)		17,415,082
TOTAL NET ASSETS (100.0%)		$1,286,963,079

ADR - American Depository Receipt.

* Non-income producing security.

** Rate quoted is seven-day yield at period end.

^ U.S. Dollar denominated foreign security.

The cost basis of investment for federal income tax purposes at June 30, 2011, was as follows***:

Cost of investments		$960,095,733
Gross unrealized appreciation		320,822,034
Gross unrealized depreciation		(11,369,770)
Net unrealized appreciation		$309,452,264

*** Because tax adjustments are calculated annually, the above table does not reflects the tax adjustments.
For the previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section in the Fund's most recent semi-annual report or annual report.

Rainier Mid Cap Equity Portfolio
Schedule of Investments
June 30, 2011 (Unaudited)

COMMON STOCKS (98.7%)	Shares	Value
Consumer Discretionary (16.5%)
Abercrombie & Fitch Co.	93,380	$6,248,990
Dick's Sporting Goods, Inc. *	182,980	7,035,581
Discovery Communications, Inc. *	276,260	11,315,610
Fossil, Inc. *	47,340	5,572,865
Gentex Corp.	312,430	9,444,759
Jarden Corp.	256,050	8,836,285
Macy's, Inc.	495,440	14,486,666
Marriott International, Inc. Cl. A	285,810	10,143,397
Nordstrom, Inc.	217,110	10,191,143
Polo Ralph Lauren Corp.	76,050	10,084,990
priceline.com, Inc. *	10,420	5,334,311
Scripps Networks Interactive, Inc. Cl. A	147,380	7,203,934
Signet Jewelers Ltd. *^	169,330	7,926,337
Snap-On, Inc.	131,760	8,232,365
Tiffany & Co.	86,730	6,810,040
Tractor Supply Co.	74,540	4,985,235
TRW Automotive Holdings Corp. *	93,270	5,505,728
Under Armour, Inc. *	71,210	5,505,245
WABCO Holdings, Inc. *	139,430	9,629,036
Warnaco Group, Inc. *	80,820	4,222,845
Total Consumer Discretionary		158,715,362

Consumer Staples (4.1%)
Church & Dwight Co., Inc.	153,360	6,217,214
Coca-Cola Enterprises, Inc.	154,910	4,520,274
Corn Products International, Inc.	129,950	7,183,636
GNC Holdings, Inc. *	486,580	10,612,310
Hansen Natural Corp. *	140,560	11,378,332
Total Consumer Staples		39,911,766

Energy (10.3%)
Concho Resources, Inc. *^	169,455	15,564,442
Energy XXI (Bermuda) Ltd. *	354,560	11,778,483
Ensco plc ^	302,600	16,128,580
Key Energy Services, Inc. *	684,090	12,313,620
Pioneer Natural Resources Co.	218,310	19,554,027
Plains Exploration & Production Co. *	176,990	6,746,859
SM Energy Co.	123,720	9,090,945
Unit Corp. *	128,710	7,842,300
Total Energy		99,019,256

Financial Services (14.9%)
Affiliated Managers Group, Inc. *	141,150	14,319,668
Alliance Data Systems Corp. *	133,080	12,518,836
Ameriprise Financial, Inc.	350,490	20,216,263
CB Richard Ellis Group, Inc. *	696,560	17,490,621
First Niagara Financial Group, Inc.	518,270	6,841,164
Franklin Resources, Inc.	109,410	14,364,439
Host Hotels & Resorts, Inc.	447,250	7,580,887
IntercontinentalExchange, Inc. *	84,590	10,549,219
Jones Lang LaSalle, Inc.	75,760	7,144,168
MSCI, Inc. Cl. A *	72,660	2,737,829
Raymond James Financial, Inc.	351,570	11,302,975
Signature Bank *	157,360	9,000,992
Stifel Financial Corp. *	33,810	1,212,427
SVB Financial Group *	141,270	8,435,232
Total Financial Services		143,714,720

Rainier Mid Cap Equity Portfolio
Schedule of Investments
June 30, 2011 (Unaudited)

COMMON STOCKS (98.7%)	Shares	Value
Health Care (9.5%)
Alexion Pharmaceuticals, Inc. *	91,670	$4,311,240
Allscripts Healthcare Solutions, Inc. *	227,390	4,415,914
AmerisourceBergen Corp.	148,770	6,159,078
Health Management Associates, Inc. *	376,020	4,053,496
HealthSpring, Inc. *	124,340	5,733,317
Hill-Rom Holdings, Inc.	104,060	4,790,922
Intuitive Surgical, Inc. *	21,880	8,141,767
Masimo Corp.	179,530	5,328,451
Mylan, Inc. *	118,050	2,912,294
Perrigo Co.	129,370	11,367,742
Shire PLC - ADR ^	59,810	5,634,700
SXC Health Solutions Corp. *^	146,120	8,609,390
The Cooper Cos, Inc.	74,420	5,897,041
United Therapeutics Corp. *	118,140	6,509,514
Valeant Pharmaceuticals International, Inc. ^	143,970	7,480,681
Total Health Care		91,345,547

Materials and Processing (6.9%)
Albemarle Corp.	142,690	9,874,148
Allegheny Technologies, Inc.	156,680	9,944,480
CF Industries Holdings, Inc.	53,380	7,562,345
FMC Corp.	99,760	8,581,355
International Flavors & Fragrances, Inc.	100,990	6,487,598
Precision Castparts Corp.	50,945	8,388,094
Rockwood Holdings, Inc. *	35,170	1,944,549
Timken Co.	273,270	13,772,808
Total Materials and Processing		66,555,377

Producer Durables (17.4%)
Agilent Technologies, Inc. *	214,790	10,977,917
Alaska Air Group, Inc. *	25,800	1,766,268
BE Aerospace, Inc. *	311,860	12,727,007
Chicago Bridge & Iron Co. N.V. ^	389,980	15,170,222
Cummins, Inc.	62,580	6,476,404
Darling International, Inc. *	401,730	7,110,621
Dover Corp.	64,340	4,362,252
Esterline Technologies Corp. *	57,010	4,355,564
Expeditors International of Washington, Inc.	180,850	9,257,712
Genesee & Wyoming, Inc. *	66,320	3,889,005
Goodrich Corp.	72,980	6,969,590
Joy Global, Inc.	63,740	6,070,598
Kennametal, Inc.	330,150	13,935,631
Manpower, Inc.	133,110	7,141,351
McDermott International, Inc. *^	379,610	7,520,074
MSC Industrial Direct Co., Inc. Cl. A	199,940	13,258,021
Nordson Corp.	85,700	4,700,645
PACCAR, Inc.	144,940	7,404,985
Rockwell Automation, Inc.	131,320	11,393,323
Terex Corp. *	231,910	6,597,839
Trimble Navigation Ltd. *	148,895	5,902,198
Total Producer Durables		166,987,227

Rainier Mid Cap Equity Portfolio
Schedule of Investments
June 30, 2011 (Unaudited)

COMMON STOCKS (98.7%)	Shares	Value
Technology (16.3%)
American Tower Corp. Cl. A *	149,245	$7,809,991
Aruba Networks, Inc. *	190,800	5,638,140
Autodesk, Inc. *	265,640	10,253,704
Avago Technologies Ltd.	222,070	8,438,660
Broadcom Corp. Cl. A	164,205	5,523,856
Check Point Software Technologies Ltd. *^	193,510	11,001,043
Citrix Systems, Inc. *	86,590	6,927,200
Cognizant Technology Solutions Corp. *	130,010	9,534,933
Coherent, Inc. *	68,120	3,764,992
Cypress Semiconductor Corp. *	273,410	5,779,887
F5 Networks, Inc. *	71,840	7,920,360
II-VI, Inc. *	181,000	4,633,600
Intuit, Inc. *	156,660	8,124,388
Juniper Networks, Inc. *	121,980	3,842,370
MICROS Systems, Inc. *	112,385	5,586,658
NetApp, Inc. *	137,735	7,269,653
NetLogic Microsystems, Inc. *	171,270	6,922,734
Polycom, Inc. *	178,930	11,505,199
Red Hat, Inc. *	87,160	4,000,644
Riverbed Technology, Inc. *	172,120	6,814,231
Rovi Corp. *	65,430	3,753,065
SBA Communications Corp. *	140,920	5,381,735
Tibco Software, Inc. *	214,280	6,218,406
Total Technology		156,645,449

Utilities (2.8%)
ITC Holdings Corp.	143,600	10,306,172
The AES Corp. *	1,307,710	16,660,225
Total Utilities		26,966,397

TOTAL COMMON STOCKS
(Cost $767,512,270)		$949,861,101

SHORT-TERM INVESTMENTS (1.1%)	Principal Amount	Value
MONEY MARKET MUTUAL FUNDS (1.1%)
First American Prime Obligations Fund	$10,434,784	$10,434,784
0.000% **
TOTAL SHORT-TERM INVESTMENTS
(Cost $10,434,784)		$10,434,784

TOTAL INVESTMENTS (99.8%)
(Cost $777,947,054)		$960,295,885

OTHER ASSETS IN EXCESS OF LIABILITIES (0.2%)		1,613,095
TOTAL NET ASSETS (100.0%)		$961,908,980

ADR - American Depository Receipt.

* Non-income producing security.

** Rate quoted is seven-day yield at period end.

^ U.S. Dollar denominated foreign security.

Rainier Mid Cap Equity Portfolio
Schedule of Investments
June 30, 2011 (Unaudited)

The cost basis of investment for federal income tax purposes at June 30, 2011, was as follows***:

Cost of investments	$777,947,054
Gross unrealized appreciation	191,210,482
Gross unrealized depreciation	(8,861,651)
Net unrealized appreciation	$182,348,831

*** Because tax adjustments are calculated annually, the above table does not reflects the tax adjustments.
For the previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section in the Fund's most recent semi-annual report or annual report.

Rainier Small/Mid Cap Equity Portfolio
Schedule of Investments
June 30, 2011 (Unaudited)

COMMON STOCKS (99.6%)	Shares	Value
Consumer Discretionary (15.5%)
Abercrombie & Fitch Co.	267,260	$17,885,039
American Axle & Manufacturing Holdings, Inc. *	2,161,110	24,593,432
Dick's Sporting Goods, Inc. *	746,140	28,689,083
Discovery Communications, Inc. *	858,330	35,157,197
Fossil, Inc. *	153,400	18,058,248
Jarden Corp.	699,910	24,153,894
Liberty Media Corp. - Starz *	225,320	16,953,077
Macy's, Inc.	1,554,230	45,445,685
Nordstrom, Inc.	710,070	33,330,686
Select Comfort Corp. *	826,430	14,859,211
Signet Jewelers Ltd. *^	677,280	31,703,477
Snap-On, Inc.	840,960	52,543,127
Tesla Motors, Inc. *	407,040	11,857,075
The Men's Wearhouse, Inc.	1,086,890	36,628,193
Tractor Supply Co.	230,910	15,443,261
Under Armour, Inc. *	233,290	18,035,650
WABCO Holdings, Inc. *	597,400	41,256,444
Warnaco Group, Inc. *	227,870	11,906,207
Total Consumer Discretionary		478,498,986

Consumer Staples (3.6%)
Casey's General Stores, Inc.	503,630	22,159,720
Church & Dwight Co., Inc.	529,110	21,450,119
Corn Products International, Inc.	221,380	12,237,886
Diamond Foods, Inc.	292,560	22,334,031
GNC Holdings, Inc. *	975,830	21,282,852
TreeHouse Foods, Inc. *	235,680	12,870,485
Total Consumer Staples		112,335,093

Energy (10.4%)
Berry Petroleum Co. - Cl. A	106,680	5,667,908
Carrizo Oil & Co, Inc. *	1,109,330	46,314,527
Complete Production Services, Inc. *	513,820	17,141,035
Energy XXI (Bermuda) Ltd. *^	1,410,356	46,852,026
Key Energy Services, Inc. *	2,288,520	41,193,360
Kodiak Oil & Gas Corp. *^	3,955,170	22,821,331
Plains Exploration & Production Co. *	589,560	22,474,027
Rosetta Resources, Inc. *	638,240	32,894,890
SM Energy Co.	112,160	8,241,517
Swift Energy Co. *	1,151,010	42,898,143
Tesco Corp. *^	730,730	14,183,470
Unit Corp. *	321,940	19,615,804
Total Energy		320,298,038

Financial Services (16.5%)
Affiliated Managers Group, Inc. *	579,120	58,751,724
Alliance Data Systems Corp. *	515,600	48,502,492
Cardtronics, Inc. *	918,110	21,529,680
CB Richard Ellis Group, Inc. *	364,430	9,150,837
First Niagara Financial Group, Inc.	1,021,580	13,484,856

Rainier Small/Mid Cap Equity Portfolio
Schedule of Investments
June 30, 2011 (Unaudited)

COMMON STOCKS (99.6%)	Shares	Value
Financial Services (16.5%) Cont.
FirstMerit Corp.	530,860	$8,764,499
IntercontinentalExchange Inc. *	266,020	33,175,354
Jones Lang LaSalle, Inc.	432,800	40,813,040
LaSalle Hotel Properties	838,830	22,094,782
MarketAxess Holdings, Inc.	578,850	14,505,981
MSCI, Inc. Cl. A *	421,710	15,890,033
Raymond James Financial, Inc.	1,116,450	35,893,868
Signature Bank *	841,880	48,155,536
Stifel Financial Corp. *	811,435	29,098,059
SVB Financial Group *	371,900	22,206,149
Texas Capital Bancshares Inc. *	1,024,750	26,469,292
UMB Financial Corp.	458,610	19,206,587
Wright Express Corp. *	787,830	41,022,308
Total Financial Services		508,715,077

Health Care (11.1%)
Alexion Pharmaceuticals, Inc. *	313,310	14,734,969
Allscript Healthcare Solutions, Inc. *	724,780	14,075,228
AmerisourceBergen Corp.	386,680	16,008,552
Health Management Associates, Inc. *	1,408,970	15,188,697
Healthspring, Inc. *	414,400	19,107,984
Hill-Rom Holdings, Inc.	289,010	13,306,021
Incyte Corp. Ltd. *	675,600	12,795,864
Jazz Pharmaceuticals, Inc. *	472,640	15,762,544
Masimo Corp.	796,640	23,644,275
Mylan, Inc. *	392,130	9,673,847
Onyx Pharmaceuticals, Inc. *	394,360	13,920,908
Perrigo Co.	506,530	44,508,791
Seattle Genetics, Inc. *	1,032,340	21,183,617
Sirona Dental Systems, Inc. *	371,520	19,727,712
SXC Health Solutions Corp. *^	512,230	30,180,591
The Cooper Companies, Inc.	247,760	19,632,502
Thoratec Corp. *	436,460	14,324,617
United Therapeutics Corp. *	426,214	23,484,392
Total Health Care		341,261,111

Materials and Processing (7.8%)
Albemarle Corp.	368,360	25,490,512
Cabot Corp.	664,380	26,488,831
Carpenter Technology Corp.	279,410	16,116,369
CF Industries Holdings, Inc.	163,790	23,204,129
Ferro Corp. *	1,497,350	20,124,384
FMC Corp.	269,530	23,184,971
LSB Industries, Inc. *	363,330	15,594,124
Rockwood Holdings, Inc. *	754,340	41,707,458
Silver Standard Resources, Inc. *^	516,660	13,789,655
Timken Co.	688,890	34,720,056
Total Materials and Processing		240,420,489

Rainier Small/Mid Cap Equity Portfolio
Schedule of Investments
June 30, 2011 (Unaudited)

COMMON STOCKS (99.6%)	Shares	Value
Producer Durables (16.9%)
AAR Corp. *	765,220	$20,729,810
Alaska Air Group, Inc. *	127,550	8,732,073
BE Aerospace, Inc. *	1,249,280	50,983,117
Chicago Bridge & Iron Co. N.V. ^	1,345,550	52,341,895
EnerSys *	1,186,425	40,836,749
Esterline Technologies Corp. *	324,540	24,794,856
Expeditors International of Washington, Inc.	372,700	19,078,513
Forward Air Corp.	374,510	12,654,693
Genesee & Wyoming, Inc. *	266,110	15,604,690
Joy Global, Inc.	459,450	43,758,018
Kennametal, Inc.	1,080,160	45,593,554
Kforce, Inc. *	675,020	8,829,262
Korn/Ferry International *	460,750	10,131,892
Littelfuse, Inc.	226,470	13,298,318
Manpower, Inc.	140,960	7,562,504
McDermott International, Inc. *^	1,180,920	23,394,025
MSC Industrial Direct Co., Inc. Cl. A	520,180	34,493,136
Steelcase, Inc.	2,058,460	23,445,859
Terex Corp. *	758,570	21,581,316
Trimble Navigation Ltd. *	516,035	20,455,628
Triumph Group, Inc.	224,480	22,353,718
Total Producer Durables		520,653,626

Technology (15.4%)
ACI Worldwide, Inc. *	110,250	3,723,143
Adtran, Inc.	426,270	16,500,912
Aruba Networks, Inc. *	632,720	18,696,876
Avago Technologies Ltd.	751,870	28,571,060
Check Point Software Technologies Ltd. *^	539,420	30,666,027
Citrix Systems, Inc. *	234,740	18,779,200
Coherent, Inc. *	338,330	18,699,499
Concur Technologies, Inc. *	348,805	17,464,666
Cypress Semiconductor Corp. *	992,730	20,986,312
Diodes, Inc. *	397,340	10,370,574
Entropic Communications, Inc. *	1,328,710	11,812,232
F5 Networks, Inc. *	240,830	26,551,507
FEI Co. *	835,120	31,893,233
Finisar Corp. *	757,530	13,658,266
Ixia *	1,114,000	14,259,200
MICROS Systems, Inc. *	311,949	15,506,985
NetApp, Inc. *	333,605	17,607,672
NetLogic Microsystems, Inc. *	564,500	22,817,090
Polycom, Inc. *	552,590	35,531,537
Red Hat, Inc. *	292,040	13,404,636
Riverbed Technology, Inc. *	632,870	25,055,323
SBA Communications Corp. *	663,840	25,352,050
Taleo Corp. Cl. A *	425,250	15,747,007
Tibco Software, Inc. *	718,060	20,838,101
Total Technology		474,493,108

Rainier Small/Mid Cap Equity Portfolio
Schedule of Investments
June 30, 2011 (Unaudited)

COMMON STOCKS (99.6%)	Shares	Value
Utilities (2.4%)
ITC Holdings Corp.	538,525	$38,649,939
The AES Corp. *	2,677,420	34,110,331
Total Utilities		72,760,270

TOTAL COMMON STOCKS
(Cost $2,472,040,310)		$3,069,435,798

SHORT-TERM INVESTMENTS (0.6%)	Principal Amount	Value
MONEY MARKET MUTUAL FUNDS (0.6%)
First American Prime Obligation Fund
0.0000% **	$17,935,374	$17,935,374
TOTAL SHORT-TERM INVESTMENTS
(Cost $17,935,374)		$17,935,374

TOTAL INVESTMENTS (100.2%)		$3,087,371,172
(Cost $2,489,975,684)
LIABILITIES IN EXCESS OF OTHER ASSETS (-0.2%)		(7,601,473)
TOTAL NET ASSETS (100.0%)		$3,079,769,699

* Non-income producing security.

** Rate quoted is seven-day yield at period end.

^ U.S. Dollar denominated foreign security.

The cost basis of investment for federal income tax purposes at June 30, 2011, was as follows***:

Cost of investments		$2,489,975,684
Gross unrealized appreciation		653,311,750
Gross unrealized depreciation		(55,916,262)
Net unrealized appreciation		$597,395,488

*** Because tax adjustments are calculated annually, the above table does not reflects the tax adjustments.
For the previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section in the Fund's most recent semi-annual report or annual report.

Fair Value of Financial Instruments at June 30, 2011

The Trust has adopted authoritative fair valuation accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion in changes in valuation techniques and related inputs during the period. These inputs are summarized in the three broad levels listed below.

Level 1 - Quoted unadjusted prices for identical instruments in active markets to which the Trust has access at the date of measurement.

Level 2 - Quoted prices for similar instruments in active markets; quoted prices for identical or similar instruments in markets that are not active; and model-derived valuations in which all significant inputs and significant value drivers are observable in active markets. Level 2 inputs are those in markets for which there are few transactions, the prices are not current, little public information exists or instances where prices vary substantially over time or among brokered market makers.

Level 3 - Model derived valuations in which one or more significant inputs or significant value drivers are unobservable. Unobservable inputs are those inputs that reflect the Trust’s own assumptions that market participants would use to price the asset or liability based on the best available information.

Rainier Large Cap Equity Portfolio
	Level 1	Level 2	Level 3	Total

Equity
Common Stock	$1,269,153,843	$-	$-	$1,269,153,843
Total Equity	1,269,153,843	-	-	1,269,153,843

Short-Term Investments	394,154	-	-	394,154
Total Investments in Securities	$1,269,547,997	$-	$-	$1,269,547,997

Rainier Mid Cap Equity Portfolio
	Level 1	Level 2	Level 3	Total

Equity
Common Stock	$949,861,101	$-	$-	$949,861,101
Total Equity	949,861,101	-	-	949,861,101

Short-Term Investments	10,434,784	-	-	10,434,784
Total Investments in Securities	$960,295,885	$-	$-	$960,295,885

Rainier Small/Mid Cap Equity Portfolio
	Level 1	Level 2	Level 3	Total

Equity
Common Stock	$3,069,435,798	$-	$-	$3,069,435,798
Total Equity	3,069,435,798	-	-	3,069,435,798

Short-Term Investments	17,935,374	-	-	17,935,374
Total Investments in Securities	$3,087,371,172	$-	$-	$3,087,371,172

Rainier Balanced Portfolio
	Level 1	Level 2	Level 3	Total

Equity
Common Stock	$42,449,344	$-	$-	$42,449,344
Total Equity	42,449,344	-	-	42,449,344

Fixed Income
Mortgage Pass-Through Securities	-	473,767	-	473,767
Federal Agency Obligations	-	5,786,309	-	5,786,309
Corporate Bonds	-	20,269,279	-	20,269,279
Total Fixed Income	-	26,529,355	-	26,529,355

Short-Term Investments	464,805	-	-	464,805
Total Investments in Securities	$42,914,149	$26,529,355	$-	$69,443,504

Rainier Intermediate Fixed Income Portfolio
	Level 1	Level 2	Level 3	Total

Fixed Income
Asset Backed Securities	$-	$314,722	$-	$314,722
Mortgage Pass-Through Securities	-	2,028,420	-	2,028,420
Federal Agency Obligations	-	26,285,769	-	26,285,769
Corporate Bonds	-	84,113,307	-	84,113,307
Total Fixed Income	-	112,742,218	-	112,742,218

Short-Term Investments	2,358,456	-	-	2,358,456
Total Investments in Securities	$2,358,456	$112,742,218	$-	$115,100,674

Rainier High Yield Portfolio
	Level 1	Level 2	Level 3	Total

Fixed Income
Corporate Bonds	$-	$15,575,173	$-	$15,575,173
Total Fixed Income	-	15,575,173	-	15,575,173

Short-Term Investments	516,239	-		516,239
Total Investments in Securities	$516,239	$15,575,173	$-	$16,091,412

Item 2. Controls and Procedures.

(a)
The Registrant’s President/Chief Executive Officer and Treasurer has concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Rainier Investment Management Mutual Funds

By /s/Melodie B. Zakaluk
           Melodie B. Zakaluk
           CEO, President, CFO and Treasurer

Date   August 29, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By  /s/Melodie B. Zakaluk
            Melodie B. Zakaluk
            CEO, President, CFO and Treasurer

Date   August 29, 2011